Current Assets - Other Assets (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about other current assets [abstract]
Summary of Escrow Reserves

	Consolidated

	Jun 30, 2026	Dec 31, 2025

Escrow reserves	$4,128,507	$4,282,898